Significant acquisition and disposition - Additional Information (Detail) - HSBC Canada [member] - CAD ($) $ in Millions		3 Months Ended	9 Months Ended
	Mar. 28, 2024	Jul. 31, 2024	Jul. 31, 2024
Statement [Line Items]
Percentage of voting equity interests acquired	100.00%
Fair value of identifiable assets acquired	$ 108,120
Cash transferred	13,500
Goodwill	6,438
Purchase consideration	15,488
Financial liabilities recognised as of acquisition date	99,070
Revenue of acquiree since acquisition date	973		$ 43,500
Profit (loss) of acquiree since acquisition date	188		12,400
Transaction and integration costs		$ 160	$ 783
Purchased of performing financial assets after tax	145
Purchased of performing financial assets before tax	200
Preference shares and Subordinated debentures [member]
Statement [Line Items]
Cash transferred	$ 2,100
Ordinary shares [member]
Statement [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 13,500
Adjustment for Settlement of pre-existing transactions [member]
Statement [Line Items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	(500)
Additional amount accrued from August 31, 2023 to the closing date March 28, 2024 [member]
Statement [Line Items]
Cash transferred	$ 400